Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders' capital
Schedule of number of share outstanding

Number of shares outstanding on December 31, 2023	59,194,488
Exercise of stock options	555,392
Vesting of RSUs	46,393
Number of shares outstanding on June 30, 2024	59,796,273